COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is subject to legal and administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending proceeding, except for the legal proceedings disclosed below, or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.

Legal proceedings

In 2019, we partnered with PICC under our direct lending program, for which PICC provided credit insurance to the institutional funding partners. Our cooperation with PICC on new loans under direct lending program was terminated in December 2019. In November 2019, PICC stopped paying the service fees to us that had been agreed in the cooperation agreement between us and PICC. PICC further disputed with us regarding payments of the service fees under the cooperation agreement. In May 2020, we commenced a legal proceeding against PICC by submitting a complaint with a local court in Beijing for contract non-performance under the cooperation agreement. We, together with our legal counsel of the case, determined that PICC has breached its contractual obligation under the cooperation agreement for not paying service fees that were due to us under our direct lending program. We are seeking payments of approximately RMB2.3 billion from PICC to cover the outstanding service fees and related late payment losses. After our legal action was filed against PICC, PICC filed a civil lawsuit against us at a local court in Guangzhou claiming that the second amendment under the cooperation agreement is invalid, and therefore PICC is not obligated to pay any outstanding service fees and that a portion of the service fees paid to us under the cooperation agreement plus accrued interest should be refunded to PICC. The court proceedings in Beijing and Guangzhou were later consolidated. Currently, the consolidated court proceeding has concluded with the ruling pending. If we do not prevail in these lawsuits completely or in part, or fail to reach a favorable settlement with PICC, our results of operations, financial condition, liquidity and prospects would be materially and adversely affected.

The Group is vigorously asserting its rights against PICC and will defend itself against any claims brought against the Group by PICC in the legal proceeding. The Group obtained a legal opinion from a law firm in Beijing who believes that the Group’s claim should have judicial support. As of the date of this report, the legal matter remains at the preliminary stage, and it is not possible at this stage to ascertain the outcome of the lawsuit.

Beginning in September 2020, we and certain of our current and former officers, directors and others were named as defendants in various putative securities class actions captioned In re 9F Inc Securities Litigation, Index No. 654654/2020 (Supreme Court of the State of New York County of New York, Amended Complaint filed Dec. 7, 2020), or the State Court Action, and Holland v. 9F Inc. et al. No, 2:21-cv-00948 (United States District Court for the District of New Jersey, Amended Complaint filed on Jan. 3, 2022), or the Federal Court Action, Both actions allege that defendants made misstatements and omissions in connection with our public offering and disclosures in violation of the federal securities laws, On March 6, 2023, the State Court Action was dismissed without prejudice and plaintiffs were allowed to replead. On April 5, 2023, a second amended complaint was filed in the State Court Action. Briefing on the motion to dismiss the second amended complaint was completed on July 28, 2023. On March 13, 2024, the Court dismissed the State Court Action with prejudice: Plaintiffs filed a notice of appeal on April 11, 2024. On November 29, 2022, the Federal Court Action was dismissed without prejudice and plaintiffs were allowed to replead. Briefing on the motion to dismiss the second amended complaint was completed in May 2023. On February 22, 2024, the Court granted Plaintiffs’ request to further amend the complaint, and a revised second amended complaint was filed on the same day. Briefing on the motion to dismiss the revised second amended complaint was completed on March 25, 2024, and a decision is currently pending.